UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22942

PMF TEI Fund, L.P.

(Exact name of registrant as specified in charter)

712 W. 34TH STREET, SUITE 201, AUSTIN, TX 78705

(Address of principal executive offices) (Zip code)

With a copy to:
William P. Prather III	George J. Zornada
PMF TEI Fund, L.P.	K & L Gates LLP
712 W. 34th Street, Suite 201	State Street Financial Center
Austin, TX 78705	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 630-263-7145

Date of fiscal year end: 12/31/20

Date of reporting period: 12/31/20

Item 1. Reports to Stockholders.

(a)

TABLE OF CONTENTS

PMF TEI Fund, L.P.
Management Discussion of Fund Performance (Unaudited)	1
Report of Independent Registered Public Accounting Firm	4
Statement of Assets, Liabilities and Partners’ Capital	5
Statement of Operations	6
Statements of Changes in Partners’ Capital	7
Statement of Cash Flows	8
Notes to Financial Statements	9
Supplemental Information (Unaudited)	19
Privacy Policy (Unaudited)	27

The Endowment PMF Master Fund, L.P.
Report of Independent Registered Public Accounting Firm	29
Statement of Assets, Liabilities and Partners’ Capital	30
Schedule of Investments	31
Statement of Operations	38
Statements of Changes in Partners’ Capital	39
Statement of Cash Flows	40
Notes to Financial Statements	41
Supplemental Information (Unaudited)	57
Privacy Policy (Unaudited)	66

Report of Independent Registered Public Accounting Firm

The Partners and Board of Directors
PMF TEI Fund, L.P.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and partners’ capital of PMF TEI Fund, L.P. (the TEI Fund), as of December 31, 2020, the related statements of operations and cash flows for the year then ended, the statements of changes in partners’ capital for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the TEI Fund as of December 31, 2020, the results of its operations and cash flows for the year then ended, the changes in its partners’ capital for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the TEI Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the TEI Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Salient investment companies since 2003.

Columbus, Ohio
February 26, 2021

PMF TEI FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
December 31, 2020

Assets
Investment in the Offshore TEI Fund, at fair value	$153,567,277
Receivable from the Offshore TEI Fund	6,707,323
Total assets	160,274,600
Liabilities and Partners’ Capital
Withdrawals payable	6,707,323
Servicing Fees payable	141,003
Accounts payable and accrued expenses	126,397
Total liabilities	6,974,723
Partners’ capital	153,299,877
Total liabilities and partners’ capital	$160,274,600

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)

Statement of Operations
Year Ended December 31, 2020

Net investment loss allocated from the Offshore TEI Fund:
Dividend income (net of foreign tax withholding of $13,543)	$443,847
Interest income	42,839
Expenses	(3,252,521)
Net investment loss allocated from the Offshore TEI Fund	(2,765,835)
Expenses of the TEI Fund:
Servicing Fees	546,144
Professional fees	126,351
Other expenses	137,531
Total expenses of the TEI Fund	810,026
Net investment loss of the TEI Fund	(3,575,861)
Net realized and unrealized gain (loss) from investments allocated from the Offshore TEI Fund:
Net realized gain (loss) from investments	2,997,039
Change in unrealized appreciation/depreciation from investments	22,703,390
Net realized and unrealized gain (loss) from investments allocated from the Offshore TEI Fund	25,700,429
Net increase in partners’ capital resulting from operations	$22,124,568

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Years Ended December 31, 2019 and 2020

Partners’ capital at December 31, 2018	$174,415,981
Withdrawals	(34,638,964)
Net increase in partners’ capital resulting from operations:
Net investment loss	(2,568,863)
Net realized gain from investments	16,967,759
Change in unrealized appreciation/depreciation from investments	(7,770,121)
Net increase in partners’ capital resulting from operations	6,628,775
Partners’ capital at December 31, 2019	$146,405,792
Withdrawals	(15,230,483)
Net increase in partners’ capital resulting from operations:
Net investment loss	(3,575,861)
Net realized gain from investments	2,997,039
Change in unrealized appreciation/depreciation from investments	22,703,390
Net increase in partners’ capital resulting from operations	22,124,568
Partners’ capital at December 31, 2020	$153,299,877

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Year Ended December 31, 2020

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$22,124,568
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain from investments allocated from the Offshore TEI Fund	(25,700,429)
Net investment loss allocated from the Offshore TEI Fund	2,765,835
Withdrawals from the Offshore TEI Fund	16,043,612
Change in operating assets and liabilities:
Receivable from the Offshore TEI Fund	(375,979)
Servicing Fees payable	(10,464)
Accounts payable and accrued expenses	7,361
Net cash provided by operating activities	14,854,504
Cash flows from financing activities:
Withdrawals	(14,854,504)
Net cash used in financing activities	(14,854,504)
Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of year	—
Cash and cash equivalents at end of year	$—

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
December 31, 2020

(1)	ORGANIZATION

PMF TEI Fund, L.P. (the “TEI Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on March 31, 2014, is a non-diversified, closed-end management investment company. The TEI Fund was created to serve as a feeder fund for PMF TEI Offshore Fund, Ltd. (the “Offshore Fund”), which in turn is a feeder fund for The Endowment PMF Master Fund, L.P. (the “Master Fund”). There are currently three feeder funds (the “Feeder Funds”). For convenience, reference to the TEI Fund may include the Offshore Fund and Master Fund, as the context requires.

The TEI Fund’s investment objective is to manage a portfolio of investments in a wide range of investment vehicles (“Investment Funds”) and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings. The Master Fund’s financial statements, Schedule of Investments and notes to financial statements included elsewhere in this report, should be read in conjunction with this report. The Offshore Fund serves solely as an intermediary for the TEI Fund’s investment in the Master Fund. The percentage of the Master Fund’s partnership interests indirectly owned by the TEI Fund on December 31, 2020, was 29.47%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the TEI Fund, the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the TEI Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the TEI Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the TEI Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the TEI Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the TEI Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the TEI Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the TEI Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the TEI Fund’s organizational documents, the TEI Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the TEI Fund. In the normal course of business, the TEI Fund enters into contracts with service providers, which also provide for indemnifications by the TEI Fund. The TEI

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the TEI Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the TEI Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the TEI Fund and the results of its operations. The TEI Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.”

(b)	CASH EQUIVALENTS

The TEI Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The TEI Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Offshore Fund.

The TEI Fund records investment transactions on a trade-date basis.

Investments that are held by the TEI Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d)	INVESTMENT VALUATION

The valuation of the TEI Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the TEI Fund’s investments is calculated by UMB Fund Services, Inc., the TEI Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the TEI Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The TEI Fund invests substantially all of its assets in the Offshore Fund, which in turn invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the TEI Fund’s proportional share of the Master Fund’s partners’ capital, through the Offshore Fund. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

(e)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(f)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the TEI Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund (through the Offshore Fund), including but not limited to, the following: all costs and expenses related to investment transactions and positions for the TEI Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the TEI Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(g)	INCOME TAXES

The TEI Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the TEI Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the current open tax years, and for all major jurisdictions, management of the TEI Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the TEI Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the TEI Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the TEI Fund would be recorded as a tax benefit or expense in the current period. For the year ended December 31, 2020, the TEI Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(h)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The TEI Fund records its investment in the Offshore Fund, which in turn invests substantially all of its assets in the Master Fund, at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Interests of the TEI Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the TEI Fund will generally not otherwise be offered or sold.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the TEI Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the TEI Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

(c)	REPURCHASE OF INTERESTS

A partner will not have the right to require the TEI Fund to repurchase all or any portion of an Interest at the partner’s discretion at any time. Partners may not be able to liquidate their investment other than as a result of repurchases of Interests as described below. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

The Master Fund anticipates making quarterly distributions pro rata to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

As of December 31, 2020, all of the investments made by the TEI Fund were in the Master Fund (through the Offshore Fund).

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the TEI Fund may invest either directly or through the Offshore Fund and Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The TEI Fund’s risk of loss in these Investment Funds is limited to the TEI Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Offshore Fund and Master Fund.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides the TEI Fund, the Offshore Fund and the Master Fund with compliance, transfer agency, and other investor related services at an additional cost.

The fees for TEI Fund administration are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the TEI Fund.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the TEI Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.40% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, until the period ending March 31, 2024, when the Adviser will no longer receive the Investment Management Fee.

In addition, effective April 1, 2019, the Investment Management Fee will not be charged to the Master Fund on any Investment Fund classified as a “Hedge Fund” (as defined in the Master Fund’s Limited Partnership Agreement and disclosed on the Schedule of Investments of the Master Fund included elsewhere in this report), with any such Hedge Fund remaining in the Master Fund’s portfolio being excluded from the calculation.

The TEI Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the TEI Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b)	SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the TEI Fund, the Adviser receives a servicing fee (the “Servicing Fee”) equal to 0.40% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears, until the period ending March 31, 2024, when the Adviser will no longer receive a Servicing Fee.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the year ended December 31, 2020, $546,144 was incurred for Servicing Fees.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

(9)	FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net investment loss to average partners’ capital (1)	(2.62)%	(1.60)%	(1.77)%	(0.78)%	(0.77)%
Expenses to average partners’ capital (1)	2.98%	2.41%	2.52%	1.95%	1.83%
Portfolio turnover (2)	3.04%	2.00%	1.51%	2.45%	4.08%
Internal rate of return since inception (3)	(0.43)%	(1.77)%	(2.77)%	(2.52)%	(2.90)%
Total return (4)	16.29%	4.30%	(4.31)%	3.66%	0.06%
Partners’ capital, end of period (000’s)	$153,300	$146,406	$174,416	$222,700	$266,896

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the year. Ratios include allocations of net investment loss and expenses from the Offshore Fund and the Master Fund.

(2)

The TEI Fund is invested exclusively in the Offshore Fund which in turn is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the year indicated.

(3)

The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the Adviser. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions), and the ending partners’ capital as of December 31, 2020 (the residual value). The IRR reported is for the PMF TEI Fund as a whole, which includes the early liquidity discount that was specifically allocated only to those investors that did not elect the PMF TEI Fund option but instead elected to be fully redeemed for cash pursuant to the March 31, 2014 tender offer. The IRR for investors who remained invested in the PMF TEI Fund is 3.59%. The IRR reported for the Master Fund is 4.67%.

(4)	The total return of the TEI Fund is calculated as geometrically linked monthly returns for each month in the year.

(10)	INVESTMENT RELATED RISKS

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Master Fund’s or any Investment Fund’s investment activities will be successful or that the Partners will not suffer losses.

In general, these principal risks exist whether the investment is made by an Investment Fund or held by the Master Fund directly and therefore for convenience purposes, the description of such risks in terms of an Investment Fund is intended to include the same risks for investments made directly by the Master Fund. It is possible that an Investment Fund (or the Master Fund) will make (or hold) an investment that is not described below, and any such investment will be subject to its own particular risks. For purposes of this discussion, references to the activities of the Investment Funds should generally be interpreted to include the activities of an Investment Manager. The risks and considerations described below are intended to reflect the Master Fund’s anticipated holdings.

(a)	HIGHLY VOLATILE MARKETS RISK

The prices of an Investment Fund’s investments, and therefore the net asset value (the “NAV”) of the Master Fund’s Interests, can be highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which an Investment Fund may invest are influenced by, among other things, interest rates, changing

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., Investment Funds also are subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

(b)	FIXED INCOME RISK

Certain types of fixed income securities and other credit instruments may be subject to heightened liquidity risk arising from the credit crisis beginning in 2007. Such investments include collateralized debt obligations, high-yield bonds, debt issued in leveraged buyout transactions, mortgage and asset-backed securities, and short-term asset-backed commercial paper, which became very illiquid in the latter half of 2007, and that, in many cases, have remained illiquid or relatively illiquid. General market uncertainty and consequent re-pricing of risk led to market imbalances between sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value. Such market conditions and the above factors may increase the level of difficulty encountered in valuing such securities and other credit instruments which could result in sudden and significant valuation increases or declines in the NAV of the Master Fund.

(c)	NON-U.S. INVESTMENT RISK

Investment Funds may invest in securities of non-U.S. issuers and the governments of non-U.S. countries. These investments involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of the imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Investment Funds’ investment opportunities. In addition, because non-U.S. entities are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about a non-U.S. company than a U.S. company. There is also less regulation, generally, of the securities markets in many foreign countries than there is in the U.S., and such markets may not provide the same protections available in the U.S. With respect to certain countries there may be the possibility of political, economic or social instability, the imposition of trading controls, import duties or other protectionist measures, various laws enacted for the protection of creditors, greater risks of nationalization or diplomatic developments which could materially adversely affect the Investment Funds’ investments in those countries. Furthermore, individual economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. An Investment Fund’s investment in non-U.S. countries may also be subject to withholding or other taxes, which may be significant and may reduce the Investment Fund’s returns.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Investment in sovereign debt obligations of non-U.S. governments involves additional risks not present in debt obligations of corporate issuers and the U.S. government. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due in accordance with the terms of such debt, and an Investment Fund may have limited recourse to compel payment in the event of a default. A sovereign debtor’s willingness or ability to repay principal and to pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which the sovereign debtor may be subject. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of other types of issues.

(d)	INVESTMENT IN EMERGING MARKETS RISK

The Master Fund may hold investments in Investment Funds that focus on “emerging markets” (defined below), and the Adviser anticipates that this will continue. Investment Funds may invest in securities of companies based in emerging markets or issued by the governments of such countries. Securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of temporary or permanent termination of trading. Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristics of more developed countries. As a result, the risks relating to investments in foreign securities described above, including the possibility of nationalization or expropriation, may be heightened. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by Investment Funds. Settlement mechanisms in emerging securities markets may be less efficient and less reliable than in more developed markets and placing securities with a custodian or broker-dealer in an emerging country also may present considerable risks. The small size of securities markets in such countries and the low volume of trading may result in a lack of liquidity and in substantially greater price volatility. Many emerging market countries have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations and fluctuations in the rate of exchange between currencies and costs associated with currency conversion have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. In addition, accounting and financial reporting standards that prevail in certain of such countries are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in such countries.

(e)	FOREIGN CURRENCY TRANSACTIONS AND EXCHANGE RATE RISK

Investment Funds may invest in equity and equity-related securities denominated in non-U.S. currencies and in other financial instruments, the price of which is determined with reference to such currencies. Investment Funds may engage in foreign currency transactions for a variety of purposes, including to “lock in” the U.S. dollar price of the security, between the trade and the settlement dates, the value of a security an Investment Fund has agreed to buy or sell, or to hedge the U.S. dollar value of securities the Investment Fund already owns. The Investment Funds

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

also may engage in foreign currency transactions for non-hedging purposes to generate returns. The Master Fund will, however, value its investments and other assets in U.S. dollars. To the extent unhedged, the value of the Master Fund’s net assets will fluctuate with U.S. dollar exchange rates as well as with price changes of an Investment Fund’s investments in the various local markets and currencies. Forward currency contracts and options may be utilized by Investment Funds to hedge against currency fluctuations, but the Investment Funds are not required to utilize such techniques, and there can be no assurance that such hedging transactions will be available or, even if undertaken, effective.

(f)	CONVERGENCE RISK

The Master Fund will hold Investment Funds whose Investment Managers take long positions in securities believed to be undervalued and short positions in securities believed to be overvalued. In the event that the perceived mispricings underlying one or more Investment Managers’ trading positions were to fail to converge toward, or were to diverge further from, relationships expected by such Investment Managers, the Master Fund may incur significant losses.

(g)	CORPORATE EVENT RISK

Substantial transaction failure risks are involved in companies that are the subject of publicly disclosed mergers, takeover bids, exchange offers, tender offers, spin-offs, liquidations, corporate restructuring, and other similar transactions. Similarly, substantial risks are involved in investments in companies facing negative publicity or uncertain litigation. Thus, there can be no assurance that any expected transaction will take place, that negative publicity will not continue to affect a company or that litigation will be resolved in a company’s favor. Certain transactions are dependent on one or more factors to become effective, such as market conditions which may lead to unexpected positive or negative changes in a company profile, shareholder approval, regulatory and various other third party constraints, changes in earnings or business lines or shareholder activism as well as many other factors. No assurance can be given that the transactions entered into will result in a profitable investment for the Investment Funds or that the Investment Funds will not incur substantial losses.

(h)	ISSUER RISK

The issuers of securities acquired by Investment Funds sometimes involve a high degree of business and financial risk. These companies may be in an early stage of development, may not have a proven operating history, may be operating at a loss or have significant variations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition.

Issuers of securities acquired by Investment Funds may be highly leveraged. Leverage may have important adverse consequences to these companies and an Investment Fund as an investor. These companies may be subject to restrictive financial and operating covenants. The leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

In addition, such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

(i)	RECENT MARKET AND ECONOMIC DEVELOPMENTS

Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

11. PANDEMICS AND ASSOCIATED ECONOMIC DISRUPTION

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general anxiety and economic uncertainty. It is not known how long any negative impacts, or any future impacts of other significant events such as a substantial economic downturn, will last. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. This outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the global economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the Fund ability to complete repurchase requests, and affect Fund performance. Any such impact could adversely affect the Fund performance, the performance of the securities in which the Fund invests, lines of credit available to the Fund and may lead to losses on your investment in the Fund. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

(12)	SUBSEQUENT EVENTS

In late 2020, CCP Operating, LLC (“Cypress Creek”) entered into an agreement with Salient Partners, L.P. (“Salient”) whereby Cypress Creek would acquire from Salient all of the outstanding equity interests of the Adviser and General Partner and all of the outstanding membership interests in The Endowment Fund Management, LLC (the “Transaction”).

In connection with the Transaction, at a meeting held on November 13, 2020 (the “Meeting”), the Board, including the Independent Directors, approved each of the below proposals (the “Proposals”), subject to approval by partners in the TEI Fund and the Master Fund. As discussed in the Proxy Statement filed with the Securities and Exchange Commission on December 7, 2020, all partners of the TEI Fund had the right to vote their interests at a special meeting (the “Special Meeting”) in connection with the Proposals held at the principal office of the TEI Fund, 4265 San Felipe, 8th Floor, Houston, Texas 77027, on Thursday, February 11, 2021 at 3:00 PM (Central Standard Time). At the Special Meeting, each of the Proposals was approved.

Proposals:

1.	To approve a new investment management agreement between Endowment Advisers, L.P. (the “Adviser”) and each of the Funds;

2.

To approve the election of each of William P. Prather, III, CFA, CPA, Graeme Gunn, Victor L. Maruri, David Munoz and Carl Weatherley-White, CFA as Directors of each of the Funds (each a “Proposed Director” and, together, the “Proposed Directors”).

PMF TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information
December 31, 2020
(Unaudited)

Directors and Officers

The TEI Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the TEI Fund who are responsible for the TEI Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,500 paid quarterly, an annual Board meeting fee of $4,000 paid quarterly, a fee of $850 per informal Board meeting, a fee of $425 per telephonic Board meeting, annual fees of $708, $708 and $1,063 for membership on the Audit, Compliance and Valuation Committees, respectively paid quarterly, annual fees of $2,550, $2,550 and $3,400 for the Audit, Compliance and Valuation Committee chair positions, respectively paid quarterly, and an annual fee of $4,250 to the lead Independent Director, paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

The table below shows, for each Director and executive officer, their full name, address and age, the position held with the Fund, the length of time served in that position, their principal occupation during the last five years, and other directorships held by such Director. The address of each Director and officer is c/o Endowment PMF Fund, 4265 San Felipe, 8th Floor, Houston, Texas 77027.

Independent Directors

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(1)	Other Directorships Held by Director During the Past 5 Years
G. Edward Powell Year of birth: 1936	Director (Since 2004)	Managing Partner, PriceWaterhouse & Co. (Houston Office, 1982-1994).	7	Salient MF Trust (investment company) (two funds) (2012-2018); Salient Midstream & MLP Fund (investment company) (2012-2018); Therapy Track, LLC (since 2009).

PMF TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2020
(Unaudited)

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(1)	Other Directorships Held by Director During the Past 5 Years
Jonathan P. Carroll Year of birth: 1961	Director (Since 2004)	President, Lazarus Financial LLC (investment company) (since 2006); President, Lazarus Energy Holdings, LLC (Investment holding company) (since 2006); President and CEO of Blue Dolphin Energy Company (since 2012); private investor (since 1988); President of The San Antonio Refinery LLC and Starlight Relativity Acquisition Company LLC (since 2019).	7

Salient MF Trust (investment company) (two funds) (since 2012); Salient Midstream & MLP Fund (investment company) (since 2012); Forward Funds (investment company) (three funds) (since 2015); LRR Energy, L.P. (LRE) (energy company) (2014-2015); Blue Dolphin Energy Company (BDCO) (energy company) (since 2014); Director of The San Antonio Refinery LLC and Starlight Relativity Acquisition Company LLC (since 2019).

Richard C. Johnson Year of birth: 1937	Director (Since 2004)	Former Senior Partner (retired) Baker Botts LLP (law firm); Managing Partner, Baker Botts (1998-2002); practiced law at Baker Botts (1966-2002) (1972-2002 as a partner).	7	Salient MF Trust (investment company) (two funds) (2012-2018); Salient Midstream & MLP Fund (investment company) (2012-2018).
Scott E. Schwinger Year of birth: 1965	Director (Since 2004)	President, McNair Interests (management) (since 2006).	7

Salient MF Trust (investment company) (two funds) (2012-2018); Salient Midstream & MLP Fund (investment company) (2012-2018); Nine Energy Service, Inc. (energy company) (since 2017); Houston Technology Center (2013-2017); The Make-A-Wish Foundation (since 2008).

(1)

The ‘Fund Complex’ for the purpose of this table consists of The Endowment PMF Funds (three funds) and Salient Private Access Funds (four funds) with all funds in the Fund Complex being advised by the Adviser.

PMF TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2020
(Unaudited)

Officers of the Fund Who Are Not Directors*

Name and Year of Birth	Position(s) Held with the Fund	Principal Occupation(s) During the Past 5 Years
William Enszer Year of birth: 1978	Principal Executive Officer (Since 2020)	Chief Executive Officer Salient Partners, L.P. (Since 2020), Partner and Managing Director Salient Private Markets (2010-2020)
Kristen Bayazitoglu Year of birth: 1981	Secretary (Since 2018)

Secretary, Forward Funds (since 2018); Secretary, Salient MF Trust (since 2018); Vice President, Forward Funds (2017-2018); Secretary, Salient Midstream & MLP Fund (since 2018); Vice President, Salient MF Trust (2017-2018); Vice President, Salient Midstream & MLP Fund (2017-2018); Chief Operating Officer, Salient Partners, L.P. (since 2017); Vice President, Salient Private Access Funds (since 2017);Vice President, The Endowment PMF Funds (since 2017); Vice President of Operations, Salient Partners, L.P. (March 2012 - June 2017).

Paul Bachtold Year of birth: 1973	Chief Compliance Officer (Since 2010)

Chief Compliance Officer and Secretary, Forward Securities (since 2016); Chief Compliance Officer, Forward Funds (since 2016); Chief Compliance Officer, Forward Management, LLC (since 2015); Chief Compliance Officer, Salient Private Access Funds (since 2010); Chief Compliance Officer, The Endowment PMF Funds (since 2014); Chief Compliance Officer, Salient (since 2010); Chief Compliance Officer, Salient Midstream & MLP Fund (since 2012); Chief Compliance Officer, Salient MF Trust (since 2012).

PMF TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2020
(Unaudited)

Name and Year of Birth	Position(s) Held with the Fund	Principal Occupation(s) During the Past 5 Years
Thomas Dusenberry Year of birth: 1977	Principal Financial Officer (Since 2018) and Treasurer (Since 2020)

Treasurer and Principal Financial Officer (since 2020), Assistant Treasurer (April 2019-December 2019), Salient MF Trust; Treasurer and Principal Financial Officer (since 2020), Assistant Treasurer (April 2019-December 2019), Salient Midstream and MLP Fund; Treasurer and Principal Financial Officer (since 2020), Assistant Treasurer (April 2019-December 2019), Forward Funds; Principal Financial Officer (since 2018) and Treasurer (since 2020), Salient Private Access Funds (four funds); Principal Financial Officer (since 2018) and Treasurer (since 2020), Endowment PMF Funds (three funds); Director of Fund Operations, Salient (2016-2019); Senior Vice President of Fund Accounting and Administration, Salient (since 2020); Vice President of Fund Accounting and Administration, Citi Fund Services Ohio, Inc. (2001-2016).

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of December 31, 2020.

Asset Class (1)	Fair Value	%
Energy	$70,925,664	13.99
Event-Driven	20,759,954	4.09
Private Equity	380,092,824	74.97
Real Estate	34,188,885	6.74
Relative Value	1,039,817	0.21
Total Investments	$507,007,144	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

PMF TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2020
(Unaudited)

Results of the Special Meeting of Partners

The results of the votes of partners at the Special Meeting held on February 11, 2021 for each proposal is as follows:

1.	To approve a new investment management agreement between Endowment Advisers, L.P. (the “Adviser”) and the TEI Fund;

Affirmative	Against	Abstain	Total
65,212,423	1,387,700	3,003,795	69,603,918

2.

To approve the election of each of William P. Prather, CFA, CPA, III, Graeme Gunn, Victor L. Maruri, David Munoz and Carl Weatherley-White, CFA as Directors of the TEI Fund (each a “Proposed Director” and, together, the “Proposed Directors”).

Director	For	Withhold	Total
William P. Prather, III, CFA, CPA	65,891,463	3,712,455	69,603,918
Graeme Gunn	65,790,633	3,813,285	69,603,918
Victor L. Maruri	65,834,158	3,769,760	69,603,918
David Munoz	65,851,993	3,751,925	69,603,918
Carl Weatherley-White, CFA	65,578,450	4,025,468	69,603,918

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on October 22, 2020, the Board, including the Directors who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (“Independent Directors”), considered and approved the continuation of the Investment Management Agreement between the Fund and the Adviser (the “Advisory Agreement”). In preparation for review of the Advisory Agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. The Independent Directors also met in-person in executive session to review and discuss aspects of these materials. At the request of the Independent Directors, the Adviser made presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio management, the Fund’s investment programs, the Fund’s and Adviser’s compliance programs, Adviser staffing and management changes, Fund performance including benchmarks and comparisons to other funds, Fund fee levels, other portfolios (including fees) managed by the Adviser and its affiliates and the Adviser’s profitability (including revenue of the Adviser across all of its funds). The Board, including the Independent Directors, also took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings. The Independent Directors were assisted at all times by independent counsel.

Following the Board’s review, the Independent Directors met in executive session and then reported that they had concluded that the Advisory Agreement enables the Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. It also was noted that the Board’s decision to renew the Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board also determined:

PMF TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2020
(Unaudited)

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: the unique characteristics and special purposes of the Fund’s operations and the specific services provided in overseeing the Fund; the background and experience of key personnel; the Adviser’s successful implementation of the liquidation program and the considerable distributions made by the Fund; the conduct and oversight of the Fund’s operations; the Adviser’s significant compliance and tax reporting functions; and the Adviser’s oversight of and interaction with service providers.

The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded that the Adviser would be able to provide during the coming year quality investment management and related services, and that these services are appropriate in scope and extent in light of the Fund’s operations and investor needs.

The investment performance. The Board evaluated the comparative information provided by the Adviser regarding the Fund’s investment performance, noting the largely irrelevant nature of any other funds in comparison due to the Fund’s purpose and objective of successful and efficient liquidation of its existing portfolio. The Board also considered that the primary focus of the Fund was orderly liquidation, but noted in addition to the distribution of liquidated assets by the Fund, the Fund’s overall performance. The Board concluded that the Adviser continued to be successful in seeking the Fund’s objective. On the basis of the Directors’ assessment, the Directors concluded that the Adviser was capable of undertaking the Funds’ management as appropriate in light of the Fund’s investment objective and strategies.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser, and the declining size of the Fund as liquidation and distributions continue, and the expense cap also noting the declining and now negative level of profitability of the Fund to the Adviser. On the basis of the Board’s review, the Board concluded that the level of investment management fees are reasonable in light of the services provided.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board noted that because the Fund’s size will certainly continue to decline as it is liquidated over time, that economies of scale are not present or likely to be present. The Board concluded that the management fees reflect the Fund’s complicated operations while unwinding. The Board noted in particular the expense limitation in the Fund’s organizational documents and its positive effect in light of the anticipated continuing declining size of the Funds.

Benefits (such as soft dollars) to the Adviser from its relationship with the Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Funds are not quantifiable or anticipated to arise, and that the Funds would not trade for investment purposes or be likely to incur brokerage.

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment of high quality personnel, monitoring and investment decision-making and provision of investor service, and has the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their partners.

At a virtual meeting of the Board held on November 13, 2020, the Board, including the Directors who are not “interested persons” as that term is defined in the 1940 Act, as amended (“Independent Directors”), considered and approved the new Investment Management Agreement (the “Advisory Agreement”) between the Fund and the Adviser. In preparation for review of the Advisory Agreement, the Board requested Cypress Creek to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. The Independent

PMF TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2020
(Unaudited)

Directors also met in executive session to review and discuss aspects of these materials. At the request of the Independent Directors, the Adviser made presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio management, the Fund’s investment programs, the Fund’s and the Adviser’s compliance programs, Adviser staffing and management changes, Fund performance including benchmarks and comparisons to other funds, Fund fee levels, other portfolios (including fees) managed by the Adviser and its affiliates and the Adviser’s profitability (including revenue of the Adviser across all of its funds). The Board, including the Independent Directors, also took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings. The Independent Directors were assisted at all times by independent counsel.

Following the Board’s review, the Independent Directors met in executive session. Following discussion, it was reported that the Independent Directors had discussed the Transaction and concluded that the Advisory Agreement will enable the Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. They stated that the proposed advisory fees were supported by prudent exercise of judgment. It also was noted that the Board’s decision to approve the Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board also determined:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: Cypress Creek’s representation that the Adviser would continue to focus on the Fund’s performance within the scope of the Fund’s investment mandate, the background and experience of key investment personnel; Cypress Creek’s focus on analysis of complex asset categories and their investment relationships; Cypress Creek’s proposed disciplined investment approach for the Adviser, including new private equity and similar private fund investments, and commitment to investment principles; Cypress Creek’s investment in and commitment to personnel; the Adviser’s expected compliance and tax reporting efforts, and oversight of operations; and, the Adviser’s intended oversight of and interaction with service providers, as well as the entrepreneurial efforts to occur in conjunction with the Advisory Agreement.

The Board concluded that the nature, extent and quality of the management and advisory services to be provided were appropriate and thus supported a decision to approve the Advisory Agreement. The Board also concluded that the Adviser would be able to provide quality management, operational, compliance and related services, and that these services are appropriate in scope and extent.

The investment performance of the Fund. The Board considered the comparative information previously provided by the Adviser regarding the Fund’s investment performance, and noted the Fund’s objective of seeking consistent long-term appreciation across a market cycle, in light of current equity markets, would continue under the Advisory Agreement. The Board noted that the new personnel that would provide advice under the Advisory Agreement were capable of attaining the Fund’s performance goals, and concluded that the Adviser should be able to implement its strategies in the context of variable conditions in numerous markets with lower volatility for the Fund. On the basis of the Directors’ assessment, the Directors concluded that the Adviser was capable of generating a level of long-term investment performance in keeping with the Fund’s investment objectives, policies and strategies.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser and Cypress Creek’s discussion of its anticipation for the same. The Board took into account the maintenance by and cost to the Adviser in personnel and service infrastructure to support the Fund and its investors. The Board noted the Advisory Agreement was identical in terms of fees. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Fund’s investment programs, the

PMF TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2020
(Unaudited)

Adviser’s financial information, and the costs associated with managing the Fund, the Board concluded that the level of investment management fees and the profitability of the Adviser are reasonable in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the overall relationship between the Fund and the Adviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board noted the liquidating nature of the Fund and that assets would decline over time, which would result in lower revenue under the Advisory Agreement albeit at the same fee level. The Board noted the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Fund. The Board concluded that other benefits derived by the Adviser and Cypress Creek from their relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and investors therein, and are consistent with industry practice and the best interests of the Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Fund.

Other considerations. The Board determined that Cypress Creek represents it will make a continuing and substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its partners.

Form N-PORT Filings

The TEI Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 31, 2020, the TEI Fund filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The TEI Fund’s Form N-PORT’s and Form N-Q’s are available on the SEC’s website at http://www.sec.gov. The TEI Fund’s Form N-PORT’s and Form N-Q’s may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the TEI Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the TEI Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The TEI Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the TEI Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

PMF TEI FUND, L.P.
(A Limited Partnership)

Privacy Policy (Unaudited)

Privacy Policy of

Salient Private Access Master Fund, L.P., Salient Private Access Registered Fund, L.P., Salient Private Access TEI Fund, L.P., Salient Private Access Institutional Fund, L.P., The Endowment PMF Master Fund, L.P., PMF Fund, L.P. and PMF TEI Fund, L.P. (collectively, the “Funds”)

The Funds recognize how important it is for you to feel confident in the knowledge that your personal financial information is secure. It is our policy to safeguard any personal and financial information that you may entrust to us. The following is a description of the Funds’ policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about you, including, but not limited to, your name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from you, and from personal conversations.

We receive information about your transactions with us, including, but not limited to, your account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Funds’ service providers, including the Funds’ general partner, investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law.

You may contact us at any time to manage the information we have about you.

You may request from us information about the categories of information we have collected about you, the categories of sources from which your information was collected, the business or commercial purpose for collecting your information, the categories of third parties with whom we share your information, and the specific pieces of information we have about you. You may email us at privacy@salientpartners.com with “Request for Information” in the subject line and in the body of your message to request this information.

You may also request that we delete any information about you that we collected from you. You may email us at privacy@salientpartners.com with “Request to Delete Information” in the subject line and in the body of your message. There are circumstances where we may not be able to fulfil your request and we will let you know if one of those situations arises.

We reserve the right to verify your identity before we process any request relating to your information.

We restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

If your investment relationship with the Funds involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by them with nonaffiliated third parties.

Regards,

Paul A. Bachtold
Compliance Officer

the

Endowment Fund

The Endowment PMF Master Fund, L.P.

Annual Report

December 31, 2020

Report of Independent Registered Public Accounting Firm

The Partners and Board of Directors
The Endowment PMF Master Fund, L.P.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and partners’ capital of The Endowment PMF Master Fund, L.P. (the Master Fund), including the schedule of investments, as of December 31, 2020, the related statements of operations and cash flows for the year then ended, the statements of changes in partners’ capital for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Master Fund as of December 31, 2020, the results of its operations and cash flows for the year then ended, the changes in its partners’ capital for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and investees. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Salient investment companies since 2003.

Columbus, Ohio
February 26, 2021

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

December 31, 2020

Assets
Investments in Investment Funds, at fair value (Cost $288,809,144)	$384,687,933
Investments in affiliated Investment Funds for which ownership exceeds 5% of the Investment Fund’s capital, at fair value (Cost $224,200,465)	116,088,840
Investments in affiliated Investment Funds for which ownership exceeds 25% of the Investment Fund’s capital, at fair value (Cost $54,315,087)	6,230,371
Total investments (Cost $567,324,696)	507,007,144
Cash and cash equivalents	36,899,163
Receivable from investments sold	990,441
Prepaids and other assets	6,354
Total assets	544,903,102
Liabilities and Partners’ Capital
Withdrawals payable	22,800,001
Investment Management Fees payable	13,638
Administration fees payable	73,470
Accounts payable and accrued expenses	319,677
Total liabilities	23,206,786
Commitments and contingencies (see note 3)
Partners’ capital	521,696,316
Total liabilities and partners’ capital	$544,903,102

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments

December 31, 2020

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (1.75% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	July, 2008		$14,386,923	$4,692,063
Sentient Global Resources Fund IV, L.P. (2)	June, 2011		11,691,258	4,451,073
Private Equity (29.19% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	August, 2008		66,444	253,686
CX Partners Fund Ltd. (2)(3)	April, 2009		16,494,854	6,444,253
Gavea Investment Fund II A, L.P.	May, 2007		—	28,653
Gavea Investment Fund III A, L.P.	September, 2008		—	228,731
J.C. Flowers III L.P. (2)	October, 2009		7,897,834	1,905,754
LC Fund IV, L.P. (2)(3)	May, 2008		8,135,153	979,402
New Horizon Capital III, L.P. (2)	March, 2009		6,449,510	6,793,601
Northstar Equity Partners III (2)	June, 2011		6,987,453	5,117,005
Orchid Asia IV, L.P. (2)	November, 2007		5,246,768	46,521,693
Reservoir Capital Partners (Cayman), L.P.	June, 2009		1,814,107	2,682,774
Tiger Global Private Investment Partners IV, L.P.	March, 2007		1,182,343	135,860
Tiger Global Private Investment Partners V, L.P.	January, 2008		6,176,631	4,730,298
Tiger Global Private Investment Partners VI, L.P.	November, 2010		2,672,187	7,889,527
Trustbridge Partners II, L.P. (2)	December, 2007		5,317,548	6,994,944
Trustbridge Partners III, L.P. (2)(3)	April, 2009		17,572,448	17,422,862
Trustbridge Partners IV, L.P.	September, 2011		11,064,162	44,133,201
Real Estate (0.74% of Partners’ Capital)
Forum European Realty Income III, L.P.	February, 2008		4,466,262	508,065
Phoenix Asia Real Estate Investments II, L.P.	September, 2007		3,875,899	3,326,649
Total Cayman Islands			131,497,784	165,240,094

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2020

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Guernsey
Private Equity (0.02% of Partners’ Capital)
Mid Europa Fund III LP	November, 2007		$3,836,887	$126,440
Total Guernsey			3,836,887	126,440
United Kingdom
Private Equity (0.14% of Partners’ Capital)
Darwin Private Equity I L.P.	September, 2007		7,117,315	741,606
Real Estate (0.08% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	August, 2006		1,975,313	68,078
Patron Capital, L.P. II	February, 2005		734,703	65,449
Patron Capital, L.P. III	July, 2007		3,369,173	307,829
Total United Kingdom			13,196,504	1,182,962
United States
Energy (11.84% of Partners’ Capital)
ArcLight Energy Partners Fund V, L.P.	December, 2011		4,864,036	3,008,027
EnCap Energy Capital Fund VII-B LP (2)	October, 2007		7,837,624	302,085
EnCap Energy Infrastructure TE Feeder, L.P. (2)(3)	October, 2009		6,585,255	955,684
Energy & Minerals Group Fund II, L.P. (2)	November, 2011		11,052,203	12,002,941
Intervale Capital Fund, L.P. (2)	May, 2008		6,202,644	6,689,207
Merit Energy Partners G, L.P.	September, 2009		17,251,785	10,919,227
Midstream & Resources Follow-On Fund, L.P. (3)	March, 2010		3,459,071	2,980,977
NGP Energy Technology Partners II, L.P. (2)	July, 2009		4,232,992	1,580,000
NGP IX Offshore Fund, L.P.	March, 2008		4,664,972	877,988
NGP Midstream & Resources, L.P. (2)	October, 2007		5,412,496	603,343
Quantum Parallel Partners V, LP (3)	October, 2008		27,608,510	21,000,166
TPF II-A, L.P. (3)	October, 2008		7,547,610	862,883

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2020

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Event-Driven (3.98% of Partners’ Capital)
BDCM Partners I, L.P. (3)(6)	January, 2011		$10,952,077	$8,990,639
Credit Distressed Blue Line Fund, L.P. (4)(6)	April, 2010		20,968,888	6,230,371
Fortelus Special Situations Fund Ltd. (3)(6)	May, 2010		573,769	2,835,166
Harbinger Capital Partners Fund I, L.P. (3)(6)	November, 2006		39,076,697	640,183
Harbinger Capital Partners Special Situations Fund, L.P. (6)	December, 2006		5,080,165	68,986
Harbinger Class L Holdings (U.S.), LLC (6)	July, 2010		36,255	266,227
Harbinger Class LS Holdings (U.S.) Trust (6)	May, 2013	3,225	2,190,547	—
Harbinger Class PE Holdings (U.S.) Trust (6)	July, 2010	4	1,320,690	1,728,382
Private Equity (43.51% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	August, 2007		1,241,417	743,066
Advent Latin American Private Equity Fund V-F L.P.	May, 2010		7,568,311	6,708,446
BDCM Opportunity Fund II, L.P. (2)	March, 2006		3,907,059	6,938,041
Catterton Growth Partners, L.P.	March, 2008		10,859,721	3,137,797
Chrysalis Ventures III, L.P.	December, 2006		1,458,166	669,329
Crosslink Crossover Fund V, L.P.	May, 2007		1,723,592	514,116
Crosslink Crossover Fund VI, L.P.	March, 2007		—	13,474,560
Dace Ventures I, LP (3)	June, 2007		1,949,625	704,308
Fairhaven Capital Partners, L.P.	March, 2008		8,742,846	3,417,324
Founders Fund III, LP	May, 2010		2,397,671	49,094,774
Founders Fund IV, LP	January, 2012		—	55,668,020
Garrison Opportunity Fund LLC (3)	February, 2010		—	351,369

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2020

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (43.51% of Partners’ Capital) (continued)
Garrison Opportunity Fund II A LLC	March, 2011		$—	$2,960,176
HealthCor Partners Fund, L.P. (2)(3)	August, 2007		1,563,902	3,952,747
Ithan Creek Partners, L.P. (6)	October, 2008		28,752	118,159
MatlinPatterson Global Opportunities Partners III L.P. (2)	July, 2007		6,068,357	158,813
Middle East North Africa Opportunities Fund, L.P. (3)(6)	July, 2008	3,969	3,969,272	167,950
Monomoy Capital Partners, L.P.	November, 2006		4,462,243	9,451
Monomoy Capital Partners II, L.P. (2)	May, 2011		6,973,126	7,982,191
Pine Brook Capital Partners, L.P.	January, 2008		9,934,141	911,352
Pinto America Growth Fund, L.P.	July, 2006		—	974,927
Private Equity Investment Fund IV, L.P. (3)	July, 2005		3,514,743	549,863
Private Equity Investment Fund V, L.P. (3)	April, 2009		32,635,067	18,046,089
Saints Capital VI, L.P. (3)	April, 2008		9,310,894	2,024,936
Sanderling Venture Partners VI Co-Investment Fund, L.P.	June, 2005		1,222,531	663,742
Sanderling Venture Partners VI, L.P.	June, 2005		651,745	727,545
Sterling Capital Partners II, L.P.	August, 2005		1,039,496	107,820
Sterling Group Partners III, L.P. (2)	April, 2010		3,238,647	798,778
Strategic Value Global Opportunities Fund I-A, L.P.	December, 2006		157,773	1,253,776
TAEF Fund, LLC (6)	August, 2008		2,574,444	3,498,914
Tenaya Capital V, LP	November, 2007		1,558,907	1,752,734
Tenaya Capital VI, LP	July, 2012		5,824,824	8,425,779
The Column Group, LP	September, 2007		3,116,231	18,975,000
The Raptor Private Holdings L.P. (6)	January, 2009	1,025	698,804	119,370
Trivest Fund IV, L.P.(3)	November, 2007		66,650	210,203

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2020

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (43.51% of Partners’ Capital) (continued)
Tuckerbrook SB Global Distressed Fund I, L.P. (3)	July, 2007		$434,042	$1,151,045
Valiant Capital Partners LP (6)	July, 2009		2,717,898	2,500,553
VCFA Private Equity Partners IV, L.P.	March, 2005		1,895,552	209,937
VCFA Venture Partners V, L.P.	January, 2007		4,901,713	1,056,617
Voyager Capital Fund III, L.P.	May, 2007		1,606,277	820,880
WestView Capital Partners II, L.P. (3)	August, 2009		5,915,812	5,412,037
Real Estate (5.73% of Partners’ Capital)
Cypress Realty VI Limited Partnership	June, 2007		1,543,876	417,807
Florida Real Estate Value Fund, L.P. (3)	October, 2010		—	43,842
GTIS Brazil Real Estate Fund (Brazilian Real) LP (2)(3)	July, 2008		12,117,444	9,022,685
Lone Star Real Estate Fund II (U.S.), L.P.	June, 2011		2,389	220,834
Monsoon Infrastructure & Realty Co-Invest, L.P. (2)(3)	February, 2008		9,542,106	8,692,193
Northwood Real Estate Co-Investors LP (2)	April, 2008		2,310,232	2,626,032
Northwood Real Estate Partners LP (2)	April, 2008		6,119,742	6,431,250
SBC US Fund II, LP (3)	June, 2011		4,996,236	2,400,500
Square Mile Partners III LP	April, 2008		3,709,702	57,672
Relative Value (0.12% of Partners’ Capital)
King Street Capital, L.P. (6)	November, 2009		—	286,283
Magnetar Capital Fund LP (3)(6)	February, 2009		—	240,908
Magnetar SPV LLC (3)(6)	May, 2008		179,228	5,950
Sculptor Asia Domestic Partners, LP (2)(6)	December, 2007		1,645,428	597

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2020

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Relative Value (0.12% of Partners’ Capital) (continued)
PIPE Equity Partners, LLC (4)(5)(6)	August, 2008		$17,723,154	$—
PIPE Select Fund, LLC (4)(5)(6)	September, 2008		15,623,045	—
Stark Select Asset Fund, LLC (6)	July, 2010		—	76,908
Total United States			418,361,119	340,028,477
Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			566,892,294	506,577,973	97.10%
Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Relative Value (0.08% of Partners’ Capital)
CRC Credit Fund Ltd. (6)	July, 2010	4,331	432,402	429,171
Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies			432,402	429,171
Total Passive Foreign Investment Companies			432,402	429,171	0.08%
Total Investments in Investment Funds(7)			$567,324,696	$507,007,144	97.18%

The Master Fund’s total outstanding capital commitments to Investment Funds as of December 31, 2020 were $46,012,078. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

(1)	All Investment Funds were received in an in-kind transfer of a portfolio of Investment Funds on March 31, 2014 (See note 1).
(2)	Income producing investment.

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2020

(3)	Affiliated investments for which ownership exceeds 5% of the Investment Fund’s capital (See Note 5b).
(4)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s capital (See Note 5b).
(5)	Investment was valued in good faith pursuant to procedures approved by the Board of Directors as of December 31, 2020. The total of all such investments represents 0.00% of partners’ capital.
(6)

Investment Funds classified as “Hedge Funds” in the Master Fund’s limited partnership agreement. The cost and fair value of these Investment Funds as of December 31, 2020 was $125,791,515 and $28,204,717, respectively (See note 8a).

(7)	Restricted investments as to resale.

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Operations

Year Ended December 31, 2020

Investment income:
Dividend income (net of foreign tax withholding of $45,657)	$1,403,248
Interest income	144,005
Interest income from affiliated Investment Funds	162
Dividend income from affiliated Investment Funds	86,450
Total investment income	1,633,865
Expenses:
Investment Management Fees	1,721,690
Administration fees	299,894
Professional fees	427,690
Consulting fees	89,274
Custodian fees	50,034
Directors fees	99,806
Other expenses	133,008
Total expenses	2,821,396
Net investment loss	(1,187,531)
Net realized and unrealized gain (loss):
Net realized gain (loss) from investments and foreign currency translations	5,994,215
Net realized gain (loss) from affiliated Investment Funds	4,074,369
Net realized gain (loss)	10,068,584
Change in unrealized appreciation/depreciation from investments and foreign currency translations	101,711,193
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(24,307,445)
Change in unrealized appreciation/depreciation	77,403,748
Net realized and unrealized gain (loss)	87,472,332
Net increase in partners’ capital resulting from operations	$86,284,801

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital

Years Ended December 31, 2019 and 2020

Partners’ capital at December 31, 2018	$578,662,150
Contributions	80,762
Withdrawals	(120,231,457)
Net increase in partners’ capital resulting from operations:
Net investment income	1,073,628
Net realized gain from investments and foreign currency translations	35,864,674
Net realized gain from affiliated Investment Funds	20,540,707
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(628,788)
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(25,130,663)
Net increase in partners’ capital resulting from operations	31,719,558
Partners’ capital at December 31, 2019	$490,231,013
Withdrawals	(54,819,498)
Net increase in partners’ capital resulting from operations:
Net investment loss	(1,187,531)
Net realized gain from investments and foreign currency translations	5,994,215
Net realized gain from affiliated Investment Funds	4,074,369
Change in unrealized appreciation/depreciation from investments and foreign currency translations	101,711,193
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(24,307,445)
Net increase in partners’ capital resulting from operations	86,284,801
Partners’ capital at December 31, 2020	$521,696,316

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows

Year Ended December 31, 2020

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$86,284,801
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(13,460,851)
Proceeds from disposition of investments	45,036,331
Proceeds from return of capital of investments	24,094,512
Net realized gain from investments and foreign currency translations	(5,994,215)
Net realized gain from affiliated Investment Funds	(4,074,369)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(101,711,193)
Change in unrealized appreciation/depreciation from affiliated Investment Funds	24,307,445
Change in operating assets and liabilities:
Receivable from affiliate	76
Receivable from investments sold	(648,287)
Prepaids and other assets	43,715
Investment Management Fees payable	1,689
Administration fees payable	(1,689)
Accounts payable and accrued expenses	(4,900)
Net cash provided by operating activities	53,873,065
Cash flows from financing activities:
Withdrawals	(53,219,497)
Net cash used in financing activities	(53,219,497)
Effect of exchange rate changes in cash	23,053
Net change in cash and cash equivalents	676,621
Cash and cash equivalents at beginning of year	36,222,542
Cash and cash equivalents at end of year	$36,899,163
Supplemental schedule of cash activity:
Cash paid for interest	$210

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements

December 31, 2020

(1)	ORGANIZATION

The Endowment PMF Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on March 31, 2014. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds.

On March 31, 2014 the Master Fund received in an in-kind transfer a portfolio of investment funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”) from Salient Private Access Master Fund, L.P. (formerly The Endowment Master Fund, L.P., the “Legacy Master Fund”), in exchange for limited partnership interests (the “Interests”) of the Master Fund.

The Master Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations. The Master Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(b)	CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

Investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d)	INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of December 31, 2020.

Investments held by the Master Fund are valued as follows:

●

INVESTMENT FUNDS—Investments in Investment Funds that do not have a readily determinable fair value are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

●

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing bid and ask prices on the valuation date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

●

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange and in other investment companies that have a readily determinable fair value are valued at the end of day NAV per share. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security.

●

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board.

(e)	FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not segregate the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations reported in the accompanying Statement of Operations and Statements of Changes in Partners’ Capital.

(f)	CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements. Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RIC’s, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of December 31, 2020, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(g)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(h)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(i)	INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund serves as withholding agent for its offshore feeder funds.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

For the current open tax years, and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period.

For the year ended December 31, 2020, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(j)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed in the fair value hierarchy below:

●

Level 1 — unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 — investments with other significant observable inputs

●	Level 3 — investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models. As of December 31, 2020, the Master Fund does not hold any investments that have to be included in the fair value hierarchy.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of December 31, 2020, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$70,925	$12,155	Up to 10 years	N/A	N/A	Up to 15 years
Event-Driven (b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	20,760	N/A	N/A	Quarterly	45-90	Up to 5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Private Equity (c)	Investments in nonpublic companies.	380,093	22,815	Up to 10 years	N/A	N/A	Up to 10 years

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Real Estate (d)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	$34,189	$11,042	Up to 10 years	N/A	N/A	Up to 10 years
Relative Value (e)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	1,040	N/A	N/A	Quarterly	30-120	Up to 5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$507,007	$46,012

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(d)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(e)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

The Adviser monitors Investment Fund capital call activity and reviews regularly the Master Fund’s cash positions and anticipated activity, including planning any necessary redemptions of Investment Funds so that the Fund may cover any funding call by Investment Funds.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of December 31, 2020:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Does the Underlying Portfolio Fund Employ Debt Financing?	Redemption Frequency	Redemption Restrictions and Terms
Founders Fund III, L.P.	9.41%	Founders Fund III, L.P. makes venture capital investments in seed stage and early stage companies.	No	N/A	N/A
Founders Fund IV, L.P.	10.67%	Founders Fund IV, L.P. makes venture capital investments in seed stage and early stage companies.	No	N/A	N/A
Orchid Asia IV, L.P.	8.92%	Orchid Asia IV, L.P. is a private equity fund making growth investments in China.	No	N/A	N/A
Trustbridge Partners IV, L.P.	8.46%	Trustbridge Partners IV, L.P. is a private equity fund making growth equity and buyout investments in China.	No	N/A	N/A

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Interests of the Master Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the Master Fund will generally not otherwise be offered or sold.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

(c)	REPURCHASE OF INTERESTS

A partner will not have the right to require the Master Fund to repurchase all or any portion of an Interest at the partner’s discretion at any time. Partners may not be able to liquidate their investment other than as a result of repurchases of Interests as described below. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

The Master Fund anticipates making quarterly distributions pro rata to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

(a)	INVESTMENT ACTIVITY

As of December 31, 2020, the Master Fund held investments in Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees. In addition, many Investment Funds also provide for performance incentive fees/allocations of an Investment Fund’s net profits. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the year ended December 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $13,460,851 and $45,036,331 respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of December 31, 2020, was $567,324,696, resulting in accumulated net unrealized depreciation of ($60,317,552) consisting of $236,980,974 in gross unrealized appreciation and ($297,298,526) in gross unrealized depreciation.

(b)	AFFILIATED INVESTMENT FUNDS

At December 31, 2020, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total partners’ capital. A listing of these affiliated Investment Funds, including activity during the year ended December 31, 2020, is shown below:

Affiliated Investment Funds	Shares 12/31/2019	Shares 12/31/20	Beginning Fair Value 12/31/2019	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Ending Fair Value 12/31/20	Dividend and Interest Income
Ownership exceeds 5% of the Investment Fund’s Capital:
BDCM Partners I, L.P.			$12,527,701	$53,432	$—	$—	$(3,590,494)	$8,990,639	$—
CX Partners Fund Ltd.			14,204,494	190,609	(2,020,649)	1,129,581	(7,059,782)	6,444,253	10,544
Dace Ventures I, LP			820,343	26,993	—	—	(143,028)	704,308	—
EnCap Energy Infrastructure TE Feeder, L.P.			1,731,136	93,623	(272,895)	1,713	(597,893)	955,684	75,906
Florida Real Estate Value Fund, L.P.			1,242,989	—	(1,091,882)	1,091,882	(1,199,147)	43,842	—

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

Affiliated Investment Funds	Shares 12/31/2019	Shares 12/31/20	Beginning Fair Value 12/31/2019	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Ending Fair Value 12/31/20	Dividend and Interest Income
Fortelus Special Situations Fund Ltd.			$3,735,494	$—	$(137,040)	$—	$(763,288)	$2,835,166	$—
Garrison Opportunity Fund LLC			535,176	—	—	—	(183,807)	351,369	—
GTIS Brazil Real Estate Fund (Brazilian Real) LP			12,293,952	—	(1,116,283)	—	(2,154,984)	9,022,685	—
Harbinger Capital Partners Fund I, L.P.			3,897,674	—	—	—	(3,257,491)	640,183	—
HealthCor Partners Fund, L.P.			4,946,009	13,725	(311,096)	—	(695,891)	3,952,747	162
LC Fund IV, L.P.			6,137,240	375,407	(6,528,232)	1,071,713	(76,726)	979,402	—
Magnetar Capital Fund LP			298,977	—	—	—	(58,069)	240,908	—
Magnetar SPV LLC			12,849	—	—	—	(6,899)	5,950	—
Middle East North Africa Opportunities Fund, L.P.	3,969	3,969	297,010	—	—	—	(129,060)	167,950	—
Midstream & Resources Follow-On Fund, L.P.			2,991,493	—	—	—	(10,516)	2,980,977	—
Monsoon Infrastructure & Realty Co-Invest, L.P.			10,168,744	—	—	—	(1,476,551)	8,692,193	—
Private Equity Investment Fund IV, L.P.			438,588	—	(199,326)	152,543	158,058	549,863	—
Private Equity Investment Fund V, L.P.**			18,896,542	—	—	—	(850,453)	18,046,089	—
Quantum Parallel Partners V, LP			27,737,369	—	—	—	(6,737,203)	21,000,166	—
Saints Capital VI, L.P.			2,639,406	—	(682,977)	445,757	(377,250)	2,024,936	—
SBC US Fund II, LP			5,339,620	52,917	(794,260)	—	(2,197,777)	2,400,500	—
TPF II-A, L.P.			865,637	—	—	—	(2,754)	862,883	—
Trivest Fund IV, L.P.			409,415	251,811	(366,341)	181,180	(265,862)	210,203	—
Trustbridge Partners III, L.P.			13,687,561	—	—	—	3,735,301	17,422,862	—
Tuckerbrook SB Global Distressed Fund I, L.P.			1,475,017	—	(215,464)	—	(108,508)	1,151,045	—
Westview Capital Partners II, L.P.			4,841,083	147,792	—	—	423,162	5,412,037	—
Total			152,171,519	1,206,309	(13,736,445)	4,074,369	(27,626,912)	116,088,840	86,612
Ownership exceeds 25% of the Investment Fund’s Capital:
Credit Distressed Blue Line Fund, L.P.			2,910,904	—	—	—	3,319,467	6,230,371	—
PIPE Equity Partners, LLC			—	—	—	—	—	—	—
PIPE Select Fund, LLC			—	—	—	—	—	—	—
Total			2,910,904	—	—	—	3,319,467	6,230,371	—
Total Affiliated Investment Funds			$155,082,423	$1,206,309	$(13,736,445)	$4,074,369	$(24,307,445)	$122,319,211	$86,612

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off- balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides compliance, transfer agency, and other investor related services at an additional cost. The total administration fees incurred for the year ended December 31, 2020, was $299,894.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.40% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, until the period ending March 31, 2024, when the Adviser will no longer receive the Investment Management Fee.

In addition, effective April 1, 2019, the Investment Management Fee will not be charged on any Investment Fund classified as a “Hedge Fund” (as defined in the Master Fund’s Limited Partnership Agreement and disclosed on the Schedule of Investments), with any such Hedge Fund remaining in the Master Fund’s portfolio at that time being excluded from the calculation.

The Master Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the year ended December 31, 2020, $1,721,690 was incurred for Investment Management Fees.

(b)	EXPENSE LIMITATION AGREEMENT

Pursuant to the Master Fund’s limited partnership agreement there is an expense limitation in which the Adviser contractually agreed to limit total annualized expenses of the Master Fund, to the amount of 1.25%, exclusive of fees and expenses of underlying investment funds, borrowing and other investment-related costs and fees, taxes, litigation and other extraordinary expenses not incurred in the ordinary course of the Master Fund’s business (the “Expense Limitation”).

Under the Expense Limitation, the Adviser is permitted to recover in later periods expenses it has borne to the extent that the Master Fund’s expenses fall below the rate in effect at the time of the waiver. The Master Fund, however, is not obligated to pay any such amounts beyond three years after the end of the fiscal year in which the Adviser reimbursed such expense.

Any such recoupment by the Adviser shall not cause the Master Fund to exceed the annual Expense Limitation rate that was in effect at the time of such waiver or reimbursement. For the year ended December 31, 2020, no such expense waiver or recoupment has been incurred by the Master Fund.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

(9)	FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net investment income (loss) to average partners’ capital (1)	(0.26)%	0.20%	0.15%	0.30%	0.23%
Expenses to average partners’ capital (1),(2)	0.61%	0.60%	0.61%	0.86%	0.83%
Portfolio Turnover	3.04%	2.00%	1.51%	2.45%	4.08%
Internal rate of return since inception (3)	4.67%	3.59%	2.91%	3.84%	4.72%
Total Return (4)	19.06%	6.10%	(2.44)%	4.77%	1.05%
Partners’ capital, end of period (000’s)	$521,696	$490,231	$578,662	$730,118	$868,247

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)	Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the year.
(2)	Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds.
(3)

The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the Adviser. The IRR reported is for the Master Fund as a whole. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions) and the ending partners’ capital as of December 31, 2020 (the residual value).

(4)	The total return of the Master Fund is calculated as geometrically linked monthly returns for each month in the year.

(10)	INVESTMENT RELATED RISKS

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Master Fund’s or any Investment Fund’s investment activities will be successful or that the Partners will not suffer losses.

In general, these principal risks exist whether the investment is made by an Investment Fund or held by the Master Fund directly and therefore for convenience purposes, the description of such risks in terms of an Investment Fund is intended to include the same risks for investments made directly by the Master Fund. It is possible that an Investment Fund (or the Master Fund) will make (or hold) an investment that is not described below, and any such investment will be subject to its own particular risks. For purposes of this discussion, references to the activities of the Investment Funds should generally be interpreted to include the activities of an Investment Manager. The risks and considerations described below are intended to reflect the Master Fund’s anticipated holdings.

(a)	HIGHLY VOLATILE MARKETS RISK

The prices of an Investment Fund’s investments, and therefore the NAV of the Master Fund’s Interests, can be highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which an Investment Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., Investment Funds also are subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

(b)	NON-U.S. INVESTMENT RISK

Investment Funds may invest in securities of non-U.S. issuers and the governments of non-U.S. countries. These investments involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of the imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Investment Funds’ investment opportunities. In addition, because non-U.S. entities are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about a non-U.S. company than a U.S. company. There is also less regulation, generally, of the securities markets in many foreign countries than there is in the U.S., and such markets may not provide the same protections available in the U.S. With respect to certain countries there may be the possibility of political, economic or social instability, the imposition of trading controls, import duties or other protectionist measures, various laws enacted for the protection of creditors, greater risks of nationalization or diplomatic developments which could materially adversely affect the Investment Funds’ investments in those countries. Furthermore, individual economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. An Investment Fund’s investment in non-U.S. countries may also be subject to withholding or other taxes, which may be significant and may reduce the Investment Fund’s returns.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Investment in sovereign debt obligations of non-U.S. governments involves additional risks not present in debt obligations of corporate issuers and the U.S. government. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due in accordance with the terms of such debt, and an Investment Fund may have limited recourse to compel payment in the event of a default. A sovereign debtor’s willingness or ability to repay principal and to pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which the sovereign debtor may be subject. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of other types of issues.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

(c)	INVESTMENT IN EMERGING MARKETS RISK

The Master Fund may hold investments in Investment Funds that focus on “emerging markets” (defined below), and the Adviser anticipates that this will continue. Investment Funds may invest in securities of companies based in emerging markets or issued by the governments of such countries. Securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of temporary or permanent termination of trading. Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristics of more developed countries. As a result, the risks relating to investments in foreign securities described above, including the possibility of nationalization or expropriation, may be heightened. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by Investment Funds. Settlement mechanisms in emerging securities markets may be less efficient and less reliable than in more developed markets and placing securities with a custodian or broker-dealer in an emerging country also may present considerable risks. The small size of securities markets in such countries and the low volume of trading may result in a lack of liquidity and in substantially greater price volatility. Many emerging market countries have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations and fluctuations in the rate of exchange between currencies and costs associated with currency conversion have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. In addition, accounting and financial reporting standards that prevail in certain of such countries are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in such countries.

(d)	FIXED INCOME RISK

Certain types of fixed income securities and other credit instruments may be subject to heightened liquidity risk arising from the credit crisis beginning in 2007. Such investments include collateralized debt obligations, high-yield bonds, debt issued in leveraged buyout transactions, mortgage and asset-backed securities, and short-term asset-backed commercial paper, which became very illiquid in the latter half of 2007, and that, in many cases, have remained illiquid or relatively illiquid. General market uncertainty and consequent re-pricing of risk led to market imbalances between sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value. Such market conditions and the above factors may increase the level of difficulty encountered in valuing such securities and other credit instruments which could result in sudden and significant valuation increases or declines in the NAV of the Master Fund.

(e)	FOREIGN CURRENCY TRANSACTIONS AND EXCHANGE RATE RISK

Investment Funds may invest in equity and equity-related securities denominated in non-U.S. currencies and in other financial instruments, the price of which is determined with reference to such currencies. Investment Funds may engage in foreign currency transactions for a variety of purposes, including to “lock in” the U.S. dollar price of the security, between the trade and the settlement dates, the value of a security an Investment Fund has agreed to buy or sell, or to hedge the U.S. dollar value of securities the Investment Fund already owns. The Investment Funds also may engage in foreign currency transactions for non-hedging purposes to generate returns. The Master Fund will, however, value its investments and other assets in U.S. dollars. To the extent unhedged, the value of the Master

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

Fund’s net assets will fluctuate with U.S. dollar exchange rates as well as with price changes of an Investment Fund’s investments in the various local markets and currencies. Forward currency contracts and options may be utilized by Investment Funds to hedge against currency fluctuations, but the Investment Funds are not required to utilize such techniques, and there can be no assurance that such hedging transactions will be available or, even if undertaken, effective.

(f)	CONVERGENCE RISK

The Master Fund will hold Investment Funds whose Investment Managers take long positions in securities believed to be undervalued and short positions in securities believed to be overvalued. In the event that the perceived mispricings underlying one or more Investment Managers’ trading positions were to fail to converge toward, or were to diverge further from, relationships expected by such Investment Managers, the Master Fund may incur significant losses.

(g)	CORPORATE EVENT RISK

Substantial transaction failure risks are involved in companies that are the subject of publicly disclosed mergers, takeover bids, exchange offers, tender offers, spin-offs, liquidations, corporate restructuring, and other similar transactions. Similarly, substantial risks are involved in investments in companies facing negative publicity or uncertain litigation. Thus, there can be no assurance that any expected transaction will take place, that negative publicity will not continue to affect a company or that litigation will be resolved in a company’s favor. Certain transactions are dependent on one or more factors to become effective, such as market conditions which may lead to unexpected positive or negative changes in a company profile, shareholder approval, regulatory and various other third party constraints, changes in earnings or business lines or shareholder activism as well as many other factors. No assurance can be given that the transactions entered into will result in a profitable investment for the Investment Funds or that the Investment Funds will not incur substantial losses.

(h)	ISSUER RISK

The issuers of securities acquired by Investment Funds sometimes involve a high degree of business and financial risk. These companies may be in an early stage of development, may not have a proven operating history, may be operating at a loss or have significant variations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition.

Issuers of securities acquired by Investment Funds may be highly leveraged. Leverage may have important adverse consequences to these companies and an Investment Fund as an investor. These companies may be subject to restrictive financial and operating covenants. The leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

In addition, such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2020

(i)	RECENT MARKET AND ECONOMIC DEVELOPMENTS

Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

(11)	PANDEMICS AND ASSOCIATED ECONOMIC DISRUPTION

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general anxiety and economic uncertainty. It is not known how long any negative impacts, or any future impacts of other significant events such as a substantial economic downturn, will last. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. This outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the global economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the Fund ability to complete repurchase requests, and affect Fund performance. Any such impact could adversely affect the Fund performance, the performance of the securities in which the Fund invests, lines of credit available to the Fund and may lead to losses on your investment in the Fund. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

(12)	SUBSEQUENT EVENTS

In late 2020, CCP Operating, LLC (“Cypress Creek”) entered into an agreement with Salient Partners, L.P. (“Salient”) whereby Cypress Creek would acquire from Salient all of the outstanding equity interests of the Adviser and General Partner and all of the outstanding membership interests in The Endowment Fund Management, LLC (the “Transaction”).

In connection with the Transaction, at a meeting held on November 13, 2020 (the “Meeting”), the Board, including the Independent Directors, approved each of the below proposals (the “Proposals”), subject to approval by partners in the Master Fund. As discussed in the Proxy Statement filed with the Securities and Exchange Commission on December 7, 2020, all partners of the Master Fund had the right to vote their interests at a special meeting (the “Special Meeting”) in connection with the Proposals held at the principal office of the Master Fund, 4265 San Felipe, 8th Floor, Houston, Texas 77027, on Thursday, February 11, 2021 at 3:00 PM (Central Standard Time). At the Special Meeting, each of the Proposals was approved.

Proposals:

1.	To approve a new investment management agreement between Endowment Advisers, L.P. (the “Adviser”) and the Master Fund;

2.

To approve the election of each of William P. Prather, III, CFA, CPA, Graeme Gunn, Victor L. Maruri, David Munoz and Carl Weatherley-White, CFA as Directors of the Master Fund (each a “Proposed Director” and, together, the “Proposed Directors”).

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information
December 31, 2020
(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,500 paid quarterly, an annual Board meeting fee of $4,000 paid quarterly, a fee of $850 per informal Board meeting, a fee of $425 per telephonic Board meeting, annual fees of $708, $708 and $1,063 for membership on the Audit, Compliance and Valuation Committees, respectively paid quarterly, annual fees of $2,550, $2,550 and $3,400 for the Audit, Compliance and Valuation Committee chair positions, respectively paid quarterly, and an annual fee of $4,250 to the lead Independent Director, paid quarterly. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

The table below shows, for each Director and executive officer, their full name, address and age, the position held with the Fund, the length of time served in that position, their principal occupation during the last five years, and other directorships held by such Director. The address of each Director and officer is c/o Endowment PMF Fund, 4265 San Felipe, 8th Floor, Houston, Texas 77027.

Independent Directors

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(1)	Other Directorships Held by Director During the Past 5 Years
G. Edward Powell Year of birth: 1936	Director (Since 2004)	Managing Partner, PriceWaterhouse & Co. (Houston Office, 1982-1994).	7	Salient MF Trust (investment company) (two funds) (2012-2018); Salient Midstream & MLP Fund (investment company) (2012-2018); Therapy Track, LLC (since 2009).

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2020
(Unaudited)

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(1)	Other Directorships Held by Director During the Past 5 Years
Jeffrey D. Young Year of birth: 1967 Address: c/o Origami Capital Partners, LLC 191 North Wacker Drive Suite 2350 Chicago, IL 60606	Director (Since 2014)	Partner, Origami Capital Partners, LLC (investment adviser).	1	None.
Jeffrey R. Keay Year of birth: 1974 Address: c/o HarbourVest Partners, LLC One Financial Center, 44th Floor Boston, MA 0211	Director (Since 2014)	Managing Director, HarbourVest Partners, LLC (private equity).	1	None.
Jonathan P. Carroll Year of birth: 1961	Director (Since 2004)	President, Lazarus Financial LLC (investment company) (since 2006); President, Lazarus Energy Holdings, LLC (Investment holding company) (since 2006); President and CEO of Blue Dolphin Energy Company (since 2012); private investor (since 1988); President of The San Antonio Refinery LLC and Starlight Relativity Acquisition Company LLC (since 2019).	7

Salient MF Trust (investment company) (two funds) (since 2012); Salient Midstream & MLP Fund (investment company) (since 2012); Forward Funds (investment company) (three funds) (since 2015); LRR Energy, L.P. (LRE) (energy company) (2014-2015); Blue Dolphin Energy Company (BDCO) (energy company) (since 2014); Director of The San Antonio Refinery LLC and Starlight Relativity Acquisition Company LLC (since 2019).

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2020
(Unaudited)

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(1)	Other Directorships Held by Director During the Past 5 Years
Richard C. Johnson Year of birth: 1937	Director (Since 2004)	Former Senior Partner (retired) Baker Botts LLP (law firm); Managing Partner, Baker Botts (1998-2002); practiced law at Baker Botts (1966-2002) (1972-2002 as a partner).	7	Salient MF Trust (investment company) (two funds) (2012-2018); Salient Midstream & MLP Fund (investment company) (2012-2018).
Scott E. Schwinger Year of birth: 1965	Director (Since 2004)	President, McNair Interests (management) (since 2006).	7

Salient MF Trust (investment company) (two funds) (2012-2018); Salient Midstream & MLP Fund (investment company) (2012-2018); Nine Energy Service, Inc. (energy company) (since 2017); Houston Technology Center (2013-2017); The Make-A-Wish Foundation (since 2008).

(1)

The ‘Fund Complex’ for the purpose of this table consists of The Endowment PMF Funds (three funds) and Salient Private Access Funds (four funds) with all funds in the Fund Complex being advised by the Adviser.

Officers of the Fund Who Are Not Directors*

Name and Year of Birth	Position(s) Held with the Fund	Principal Occupation(s) During the Past 5 Years
William Enszer Year of birth: 1978	Principal Executive Officer (Since 2020)	Chief Executive Officer Salient Partners, L.P. (Since 2020), Partner and Managing Director Salient Private Markets (2010-2020)

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2020
(Unaudited)

Name and Year of Birth	Position(s) Held with the Fund	Principal Occupation(s) During the Past 5 Years
Kristen Bayazitoglu Year of birth: 1981	Secretary (Since 2018)

Secretary, Forward Funds (since 2018); Secretary, Salient MF Trust (since 2018); Vice President, Forward Funds (2017-2018); Secretary, Salient Midstream & MLP Fund (since 2018); Vice President, Salient MF Trust (2017-2018); Vice President, Salient Midstream & MLP Fund (2017-2018); Chief Operating Officer, Salient Partners, L.P. (since 2017); Vice President, Salient Private Access Funds (since 2017);Vice President, The Endowment PMF Funds (since 2017); Vice President of Operations, Salient Partners, L.P. (March 2012 - June 2017).

Paul Bachtold Year of birth: 1973	Chief Compliance Officer (Since 2010)

Chief Compliance Officer and Secretary, Forward Securities (since 2016); Chief Compliance Officer, Forward Funds (since 2016); Chief Compliance Officer, Forward Management, LLC (since 2015); Chief Compliance Officer, Salient Private Access Funds (since 2010); Chief Compliance Officer, The Endowment PMF Funds (since 2014); Chief Compliance Officer, Salient (since 2010); Chief Compliance Officer, Salient Midstream & MLP Fund (since 2012); Chief Compliance Officer, Salient MF Trust (since 2012).

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2020
(Unaudited)

Name and Year of Birth	Position(s) Held with the Fund	Principal Occupation(s) During the Past 5 Years
Thomas Dusenberry Year of birth: 1977	Principal Financial Officer (Since 2018) and Treasurer (Since 2020)

Treasurer and Principal Financial Officer (since 2020), Assistant Treasurer (April 2019-December 2019), Salient MF Trust; Treasurer and Principal Financial Officer (since 2020), Assistant Treasurer (April 2019-December 2019), Salient Midstream and MLP Fund; Treasurer and Principal Financial Officer (since 2020), Assistant Treasurer (April 2019-December 2019), Forward Funds; Principal Financial Officer (since 2018) and Treasurer (since 2020), Salient Private Access Funds (four funds); Principal Financial Officer (since 2018) and Treasurer (since 2020), Endowment PMF Funds (three funds); Director of Fund Operations, Salient (2016-2019); Senior Vice President of Fund Accounting and Administration, Salient (since 2020); Vice President of Fund Accounting and Administration, Citi Fund Services Ohio, Inc. (2001-2016).

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of December 31, 2020.

Asset Class (1)	Fair Value	%
Energy	$70,925,664	13.99
Event-Driven	20,759,954	4.09
Private Equity	380,092,824	74.97
Real Estate	34,188,885	6.74
Relative Value	1,039,817	0.21
Total Investments	$507,007,144	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2020
(Unaudited)

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on October 22, 2020, the Board, including the Directors who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (“Independent Directors”), considered and approved the continuation of the Investment Management Agreement between the Master Fund and the Adviser (the “Advisory Agreement”). In preparation for review of the Advisory Agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. The Independent Directors also met in-person in executive session to review and discuss aspects of these materials. At the request of the Independent Directors, the Adviser made presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio management, the Master Fund’s investment programs, Master Fund’s and Adviser’s compliance programs, Adviser staffing and management changes, Master Fund performance including benchmarks and comparisons to other funds, Master Fund fee levels, other portfolios (including fees) managed by the Adviser and its affiliates and the Adviser’s profitability (including revenue of the Adviser across all of its funds). The Board, including the Independent Directors, also took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings. The Independent Directors were assisted at all times by independent counsel.

Following the Board’s review, the Independent Directors met in executive session and then reported that they had concluded that the Advisory Agreement enables the Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. It also was noted that the Board’s decision to renew the Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board also determined:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: the unique characteristics and special purposes of the Fund’s operations and the specific services provided in overseeing the Fund; the background and experience of key personnel; the Adviser’s successful implementation of the liquidation program and the considerable distributions made by the Fund; the conduct and oversight of the Fund’s operations; the Adviser’s significant compliance and tax reporting functions; and the Adviser’s oversight of and interaction with service providers.

The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded that the Adviser would be able to provide during the coming year quality investment management and related services, and that these services are appropriate in scope and extent in light of the Fund’s operations and investor needs.

The investment performance. The Board evaluated the comparative information provided by the Adviser regarding the Fund’s investment performance, noting the largely irrelevant nature of any other funds in comparison due to the Fund’s purpose and objective of successful and efficient liquidation of its existing portfolio. The Board also considered that the primary focus of the Fund was orderly liquidation, but noted in addition to the distribution of liquidated assets by the Fund, the Fund’s overall performance. The Board concluded that the Adviser continued to be successful in seeking the Fund’s objective. On the basis of the Directors’ assessment, the Directors concluded that the Adviser was capable of undertaking the Funds’ management as appropriate in light of the Fund’s investment objective and strategies.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2020
(Unaudited)

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser, and the declining size of the Fund as liquidation and distributions continue, and the expense cap also noting the declining and now negative level of profitability of the Fund to the Adviser. On the basis of the Board’s review, the Board concluded that the level of investment management fees are reasonable in light of the services provided.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board noted that because the Fund’s size will certainly continue to decline as it is liquidated over time, that economies of scale are not present or likely to be present. The Board concluded that the management fees reflect the Fund’s complicated operations while unwinding. The Board noted in particular the expense limitation in the Fund’s organizational documents and its positive effect in light of the anticipated continuing declining size of the Funds.

Benefits (such as soft dollars) to the Adviser from its relationship with the Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Funds are not quantifiable or anticipated to arise, and that the Funds would not trade for investment purposes or be likely to incur brokerage.

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment of high quality personnel, monitoring and investment decision-making and provision of investor service, and has the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their partners.

At a virtual meeting of the Board held on November 13, 2020, the Board, including the Directors who are not “interested persons” as that term is defined in the 1940 Act, as amended (“Independent Directors”), considered and approved the new Investment Management Agreement (the “Advisory Agreement”) between the Master Fund and the Adviser. In preparation for review of the Advisory Agreement, the Board requested Cypress Creek to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. The Independent Directors also met in executive session to review and discuss aspects of these materials. At the request of the Independent Directors, the Adviser made presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio management, the Master Fund’s investment programs, the Master Fund’s and the Adviser’s compliance programs, Adviser staffing and management changes, Master Fund performance including benchmarks and comparisons to other funds, Master Fund fee levels, other portfolios (including fees) managed by the Adviser and its affiliates and the Adviser’s profitability (including revenue of the Adviser across all of its funds). The Board, including the Independent Directors, also took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings. The Independent Directors were assisted at all times by independent counsel.

Following the Board’s review, the Independent Directors met in executive session. Following discussion, it was reported that the Independent Directors had discussed the Transaction and concluded that the Advisory Agreement will enable the Master Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. They stated that the proposed advisory fees were supported by prudent exercise of judgment. It also was noted that the Board’s decision to approve the Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board also determined:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: Cypress Creek’s representation that the Adviser would continue to focus on the Master Fund’s performance within the scope of the Master Fund’s investment mandate, the background and experience

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2020
(Unaudited)

of key investment personnel; Cypress Creek’s focus on analysis of complex asset categories and their investment relationships; Cypress Creek’s proposed disciplined investment approach for the Adviser, including new private equity and similar private fund investments, and commitment to investment principles; Cypress Creek’s investment in and commitment to personnel; the Adviser’s expected compliance and tax reporting efforts, and oversight of operations; and, the Adviser’s intended oversight of and interaction with service providers, as well as the entrepreneurial efforts to occur in conjunction with the Advisory Agreement.

The Board concluded that the nature, extent and quality of the management and advisory services to be provided were appropriate and thus supported a decision to approve the Advisory Agreement. The Board also concluded that the Adviser would be able to provide quality management, operational, compliance and related services, and that these services are appropriate in scope and extent.

The investment performance of the Master Fund. The Board considered the comparative information previously provided by the Adviser regarding the Master Fund’s investment performance, and noted the Master Fund’s objective of seeking consistent long-term appreciation across a market cycle, in light of current equity markets, would continue under the Advisory Agreement. The Board noted that the new personnel that would provide advice under the Advisory Agreement were capable of attaining the Master Fund’s performance goals, and concluded that the Adviser should be able to implement its strategies in the context of variable conditions in numerous markets with lower volatility for the Master Fund. On the basis of the Directors’ assessment, the Directors concluded that the Adviser was capable of generating a level of long-term investment performance in keeping with the Master Fund’s investment objectives, policies and strategies.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser and Cypress Creek’s discussion of its anticipation for the same. The Board took into account the maintenance by and cost to the Adviser in personnel and service infrastructure to support the Master Fund and its investors. The Board noted the Advisory Agreement was identical in terms of fees. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Master Fund’s investment programs, the Adviser’s financial information, and the costs associated with managing the Master Fund, the Board concluded that the level of investment management fees and the profitability of the Adviser are reasonable in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the overall relationship between the Master Fund and the Adviser.

The extent to which economies of scale would be realized as the Master Fund grows and whether fee levels reflect these economies of scale for the benefit of the Master Fund investors. The Board noted the liquidating nature of the Master Fund and that assets would decline over time, which would result in lower revenue under the Advisory Agreement albeit at the same fee level. The Board noted the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Master Fund. The Board concluded that other benefits derived by the Adviser and Cypress Creek from their relationship with the Master Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Master Fund and investors therein, and are consistent with industry practice and the best interests of the Master Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Master Fund.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2020
(Unaudited)

Other considerations. The Board determined that Cypress Creek represents it will make a continuing and substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and maintained the financial, compliance and operational resources reasonably necessary to manage the Master Fund in a professional manner that is consistent with the best interests of the Master Fund and its partners.

Form N-PORT Filings

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 31, 2020, the Master Fund filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-PORT’s and Form N-Q’s are available on the SEC’s website at http://www.sec.gov. The Master Fund’s Form N-PORT’s and Form N-Q’s may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy (Unaudited)

Privacy Policy of

Salient Private Access Master Fund, L.P., Salient Private Access Registered Fund, L.P., Salient Private Access TEI Fund, L.P., Salient Private Access Institutional Fund, L.P., The Endowment PMF Master Fund, L.P., PMF Fund, L.P. and PMF TEI Fund, L.P. (collectively, the “Funds”)

The Funds recognize how important it is for you to feel confident in the knowledge that your personal financial information is secure. It is our policy to safeguard any personal and financial information that you may entrust to us. The following is a description of the Funds’ policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about you, including, but not limited to, your name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from you, and from personal conversations.

We receive information about your transactions with us, including, but not limited to, your account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Funds’ service providers, including the Funds’ general partner, investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law.

You may contact us at any time to manage the information we have about you.

You may request from us information about the categories of information we have collected about you, the categories of sources from which your information was collected, the business or commercial purpose for collecting your information, the categories of third parties with whom we share your information, and the specific pieces of information we have about you. You may email us at privacy@salientpartners.com with “Request for Information” in the subject line and in the body of your message to request this information.

You may also request that we delete any information about you that we collected from you. You may email us at privacy@salientpartners.com with “Request to Delete Information” in the subject line and in the body of your message. There are circumstances where we may not be able to fulfil your request and we will let you know if one of those situations arises.

We reserve the right to verify your identity before we process any request relating to your information.

We restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

If your investment relationship with the Funds involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by them with nonaffiliated third parties.

Regards,

Paul A. Bachtold
Compliance Officer

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Investment Adviser
Endowment Advisers, L.P.

Administrator and Transfer Agent
UMB Fund Services, Inc.

Custodian
Citibank, N.A.

Independent Registered Public Accounting Firm
KPMG LLP

Legal Counsel
K&L Gates LLP

Item 1. Reports to Stockholders Continued.

(b) Not applicable.

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13(a)(1).

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Carl Weatherly-White, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
Audit Fees	$13,900	$13,900
Audit-Related Fees	$0	$0
Tax Fees	$0	$0
All Other Fees	$0	$0

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The audit committee may delegate its authority to pre-approve audit and permissible non-audit services to one or more members of the committee. Any decision of such members to pre-approve services shall be presented to the full audit committee at its next regularly scheduled meeting.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c) (7)(i)(c) of Rule 2-01 of Regulation S-X.

Current Year	Previous Year
0%	0%

(f) Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Current Year	Previous Year
$0	$0

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

These policies are included below:

Salient Private Access Master Fund, L.P.

The Endowment PMF Master Fund, L.P.

(each, a “Master Fund”)

Salient Private Access Registered Fund, L.P.

Salient Private Access TEI Fund, L.P.

Salient Private Access Institutional Fund, L.P.

PMF Fund, L.P.

PMF TEI Fund, L.P.

(each, a “Feeder Fund”)

(collectively, the “Funds”)

Proxy Voting Policies and Procedures

I.	Statement of Principle

The Funds seek to assure that proxies received by the Funds are voted in the best interests of the Funds’ stockholders and have accordingly adopted these procedures.

II.	Delegation of Proxy Voting/Adoption of Adviser and Sub-Adviser Policies

Except as provided in Section III below, each Fund delegates the authority to vote proxies related to portfolio securities to Endowment Advisers, L.P. (the “Adviser”), as investment adviser to each Fund. For each portion of the Fund’s portfolio managed by a sub-adviser retained to provide day-to-day portfolio management for that portion of the Fund’s portfolio (each, a “Sub-Adviser”), the Adviser in turn may delegate its proxy voting authority to the Sub-Adviser responsible for that portion of the Fund’s portfolio. The Board of Directors of each Fund adopts the proxy voting policies and procedures of the Adviser and Sub-Advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of the Fund. These policies and procedures are attached hereto.

III.	Retention of Proxy Voting Authority

With respect to proxies issued by the Master Fund, the Feeder Funds do not delegate to the Adviser, but instead retain, their proxy voting authority. After receiving a proxy issued by the Master Fund, the Feeder Fund will hold a meeting of its Partners at which the Partners will vote their Interests to instruct the Feeder Fund to vote for or against the matter presented by the Master Fund. The Feeder Fund will then calculate the proportion of Interests voted for to those voted against (ignoring for purposes of this calculation the Interests for which it receives no voting instructions) and will subsequently vote its Interests in the Master Fund for or against the matter in the same proportion.

IV.	Consent in the Event of a Conflict of Interest

If for a particular proxy vote the Adviser or Sub-Adviser seeks a Fund’s consent to vote because of a conflict of interest or for other reasons, any two independent directors of the Fund may provide the Fund’s consent to vote.

V.	Annual Review of Proxy Voting Policies of Adviser and Sub-Advisers

The Board of Directors of each Fund will review on an annual basis the proxy voting policies of the Adviser and Sub-Advisers applicable to the Fund.

Dated: March 10, 2004, Revised: October 18, 2011, Revised December 29, 2016

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

As of the date of the filing, Mr. William P. Prather III and Mr. Richard A. Rincon (collectively, “Principals”) are responsible for the day-to-day management of the Fund’s portfolio. The Endowment PMF Master Fund, L.P. (the “Master Fund”), PMF Fund, L.P. (the “PMF Fund”), and PMF TEI Fund, L.P. (the “TEI Fund”) are registered investment companies (collectively, the “Fund Complex” and each individually the “Fund”).

Mr. Prather is the Principal Executive Officer and a Portfolio Manager of the Fund Complex since 2021. Mr. Prather is a Founding Partner of CCP Operating, LLC (since 2020); Head of Infrastructure and Natural Resources, The University of Texas/Texas A&M Investment Management Company (2014-2019). Mr. Rincon has served as Portfolio Manager of the Fund Complex since 2021. Mr. Rincon is a Founding Partner of CCP Operating, LLC (since 2020); Senior Director, Private Equity, The University of Texas/Texas A&M Investment Management Company (2014-2020).

The Adviser and certain other entities controlled by the Principals may in the future serve as an investment adviser or otherwise manage or direct the investment activities of other registered and/or private investment vehicles with investment programs similar to the Funds.

Other Accounts Managed by the Investment Adviser

Mr. Prather and Mr. Rincon, who are primarily responsible for the day-to-day management of the Fund, may also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of December 31, 2020: (i) the number of registered investment companies, other pooled investment vehicles and other accounts managed by Mr. Prather and Mr. Rincon and the total assets of such companies, vehicles and accounts; and (ii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

Name	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts Subject to a Performance Fee	Total Assets of Other Accounts Subject to a Performance Fee
William P. Prather III
Registered investment companies	—	$—	—	$—
Other pooled investment companies	—	$—	—	$—
Other accounts	—	$—	—	$—
Richard A. Rincon
Registered investment companies	—	$—	—	$—
Other pooled investment companies	—	$—	—	$—
Other accounts	—	$—	—	$—

Conflicts of Interest of the Adviser

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”), on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and other accounts. The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that they may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund.

Compensation to Portfolio Managers

Mr. Prather and Mr. Rincon, Founding Partners of CCP Operating, LLC, indirectly own equity interests in the Adviser. In addition, Mr. Prather and Mr. Rincon receive compensation based on objective and subjective performance assessments of their work, which may take into account the size of the Master Fund and the other funds within the Fund Complex and the management and servicing fees charged thereon.

Securities Ownership of Portfolio Managers

The table below shows the dollar range of the interests of each Fund beneficially owned as of December 31, 2020 by each portfolio manager.

Portfolio Manager	Master Fund	PMF Fund	TEI Fund
William P. Prather III	None	None	None
Richard A. Rincon	None	None	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics that is subject to Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PMF TEI Fund, L.P.

By (Signature and Title)	/s/ William P. Prather III
William P. Prather III
Principal Executive Officer

Date:	3/10/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William P. Prather III
William P. Prather III
Principal Executive Officer

Date:	3/10/2021

By (Signature and Title)	/s/ Benjamin Murray
Benjamin Murray
Principal Financial Officer

Date:	3/10/2021